Marketable Securities (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CAD ($)
Marketable Securities (Details) [Line Items]
Purchased of ordinary shares	4,000,000
Closing price (in Dollars per share) | $ / shares	$ 0
Private Placement [Member]
Marketable Securities (Details) [Line Items]
Purchased of ordinary shares		14,285,714
Consideration amount		$ 801,160	$ 1,000,000
Flowr Corporation [Member]
Marketable Securities (Details) [Line Items]
Purchased of ordinary shares		14,285,714